UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08014

Dividend Builder Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

Dividend Builder Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%
Security	Shares	Value
Aerospace & Defense — 2.8%
General Dynamics Corp.	275,000	$23,155,000
Lockheed Martin Corp.	100,000	9,866,000
Raytheon Co.	250,000	14,070,000
United Technologies Corp.	225,000	13,882,500
		$60,973,500
Broadcasting and Cable — 0.9%
Rogers Communications, Inc., Class B(1)	500,000	$19,330,000
		$19,330,000
Capital Markets — 0.7%
State Street Corp.	250,000	$15,997,500
		$15,997,500
Chemicals — 0.0%
Arkema ADR	1,249	$71,568
		$71,568
Commercial Banks — 2.1%
Banco Bradesco SA ADR	481,426	$9,849,976
Banco Itau Holding Financiera SA ADR	1,562,500	31,734,375
U.S. Bancorp	180,000	5,020,200
		$46,604,551
Commercial Services & Supplies — 0.5%
Waste Management, Inc.	300,000	$11,313,000
		$11,313,000
Computer Peripherals — 2.1%
Apple, Inc.(2)	125,000	$20,930,000
International Business Machines Corp.	210,000	24,891,300
		$45,821,300
Construction & Engineering — 0.9%
Acciona S.A.	80,000	$18,924,198
		$18,924,198

Security	Shares	Value
Diversified Telecommunication Services — 1.7%
Tele2 AB, Class B	1,300,000	$25,310,486
Telmex Internacional SAB de CV ADR(1)(2)	775,000	12,477,500
		$37,787,986
Electric Utilities — 23.1%
CEZ AS	575,000	$51,060,714
E.ON AG	250,000	50,421,184
E.ON AG ADR(1)	260,000	17,331,600
Edison International(1)	675,000	34,681,500
Electricite de France	201,178	19,071,052
Entergy Corp.	250,000	30,120,000
Exelon Corp.	350,000	31,486,000
FirstEnergy Corp.	700,000	57,631,000
Fortum Oyj	450,000	22,792,867
FPL Group, Inc.	381,860	25,042,379
ITC Holdings Corp.	410,784	20,995,170
Mirant Corp.(1)(2)	450,000	17,617,500
NRG Energy, Inc.(2)	1,140,000	48,906,000
PPL Corp.	475,000	24,828,250
RWE AG	300,000	37,903,191
Scottish and Southern Energy PLC	500,000	13,919,601
		$503,808,008
Electrical Equipment — 0.6%
JA Solar Holdings Co., Ltd. ADR(1)(2)	421,100	$7,095,535
Suntech Power Holdings Co., Ltd. ADR(1)(2)	130,000	4,869,800
		$11,965,335
Energy Equipment & Services — 3.7%
Baker Hughes, Inc.	250,000	$21,835,000
Diamond Offshore Drilling, Inc.	115,000	16,001,100
Schlumberger, Ltd.	200,000	21,486,000
Transocean, Inc.(2)	139,920	21,322,409
		$80,644,509
Food & Staples Retailing — 4.4%
CVS Caremark Corp.	800,000	$31,656,000
Kroger Co. (The)	900,000	25,983,000
Wal-Mart Stores, Inc.	675,000	37,935,000
		$95,574,000

See notes to financial statements

Dividend Builder Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food Products — 1.6%
Nestle SA	750,000	$33,896,389
		$33,896,389
Gas Utilities — 1.0%
Enagas	800,000	$22,598,121
		$22,598,121
Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp.(2)	1,400,000	$17,206,000
Covidien, Ltd.	525,000	25,142,250
		$42,348,250
Health Care Providers & Services — 1.5%
Fresenius Medical Care AG & Co. KGaA	580,000	$31,978,563
		$31,978,563
Hotels, Restaurants & Leisure — 1.8%
McDonald's Corp.	700,000	$39,354,000
		$39,354,000
Independent Power Producers & Energy Traders — 0.4%
EDP Renovaveis SA(2)	750,000	$8,685,219
		$8,685,219
Insurance — 4.0%
AFLAC, Inc.	300,000	$18,840,000
Chubb Corp.	350,000	17,153,500
MetLife, Inc.	425,000	22,427,250
Travelers Companies, Inc. (The)	675,000	29,295,000
		$87,715,750
IT Services — 3.1%
MasterCard, Inc., Class A(1)	120,000	$31,862,400
Visa, Inc., Class A(2)	427,891	34,791,817
		$66,654,217
Media — 1.4%
Comcast Corp., Class A	1,561,000	$29,612,170
		$29,612,170

Security	Shares	Value
Metals & Mining — 3.9%
BHP Billiton, Ltd. ADR(1)	200,000	$17,038,000
Goldcorp, Inc.(1)	650,000	30,010,500
Nucor Corp.	500,000	37,335,000
		$84,383,500
Oil and Gas-Exploration and Development — 3.8%
Anadarko Petroleum Corp.	360,000	$26,942,400
Apache Corp.	250,000	34,750,000
Petroleo Brasileiro S.A. ADR	305,000	21,603,150
		$83,295,550
Oil and Gas-Exploration and Production — 1.9%
Hess Corp.	180,000	$22,714,200
Southwestern Energy Co.(2)	400,000	19,044,000
		$41,758,200
Oil, Gas & Consumable Fuels — 7.1%
LUKOIL ADR	325,000	$32,581,250
Norsk Hydro ASA	1,275,000	18,590,397
Occidental Petroleum Corp.	250,000	22,465,000
Range Resources Corp.	275,000	18,023,500
Williams Cos., Inc.	550,000	22,170,500
XTO Energy, Inc.(1)	600,000	41,106,000
		$154,936,647
Pharmaceuticals — 2.3%
Johnson & Johnson	300,000	$19,302,000
Merck & Co., Inc.	802,693	30,253,499
		$49,555,499
Real Estate Investment Trusts (REITs) — 0.8%
Simon Property Group, Inc.	200,000	$17,978,000
		$17,978,000
Semiconductors & Semiconductor Equipment — 0.8%
ASML Holding NV(1)	750,000	$18,300,000
		$18,300,000
Specialty Retail — 0.5%
Staples, Inc.	500,000	$11,875,000
		$11,875,000

See notes to financial statements

Dividend Builder Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Telecommunications Services — 6.3%
AT&T, Inc.	791,750	$26,674,058
Bell Aliant Regional Communications(2)(3)	27,940	800,843
Koninklijke (Royal) KPN NV	2,300,000	39,350,087
Telefonica 02 Czech Republic AS	750,000	24,060,448
Telefonos de Mexico SA de CV (Telmex) ADR(1)	775,000	18,352,000
Telenor ASA	555,900	10,434,929
Verizon Communications, Inc.	517,000	18,301,800
		$137,974,165
Tobacco — 0.5%
Philip Morris International, Inc.	200,000	$9,878,000
		$9,878,000
Utilities-Electric and Gas — 6.3%
CMS Energy Corp.(1)	1,100,000	$16,390,000
Constellation Energy Group, Inc.	430,000	35,303,000
National Grid PLC	500,000	6,548,586
Public Service Enterprise Group, Inc.	705,336	32,396,083
Suez SA ADR	700,000	47,600,000
		$138,237,669
Wireless Telecommunication Services — 3.2%
Mobile TeleSystems ADR	175,000	$13,406,750
Vimpel-Communications ADR	850,000	25,228,000
Vodafone Group PLC ADR	1,081,687	31,866,499
		$70,501,249
Total Common Stocks (identified cost $1,737,096,251)		$2,130,331,613
Short-Term Investments — 9.1%
Description	Shares/Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.83%(4)(5)	144,960	$144,959,552
Investment in Cash Management Portfolio, 2.28%(5)	$53,126	53,125,988
Total Short-Term Investments (identified cost $198,085,540)		$198,085,540
Total Investments — 106.7% (identified cost $1,935,181,791)		$2,328,417,153
Other Assets, Less Liabilities — (6.7)%		$(146,079,465)
Net Assets — 100.0%		$2,182,337,688

ADR - American Depository Receipt

(1)  All or a portion of this security was on loan at June 30, 2008.

(2)  Non-income producing security.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of the securities is $800,843 or 0.04% of the Portfolio's net assets.

(4)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(5)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2008.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	74.5%	$1,626,344,240
Germany	5.5	120,302,938
Czech Republic	3.4	75,121,162
Netherlands	2.6	57,650,087
Canada	2.3	50,141,343
Spain	1.9	41,522,319
Switzerland	1.6	33,896,389
Norway	1.3	29,025,326
France	1.3	27,756,271
Sweden	1.2	25,310,486
Finland	1.1	22,792,867
United Kingdom	0.9	20,468,185
Long-Term Investments	97.6%	$2,130,331,613
Short-Term Investments		198,085,540
Total Investments		$2,328,417,153

See notes to financial statements

Dividend Builder Portfolio as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Unaffiliated investments, at value including $141,467,242 of securities on loan (identified cost, $1,737,096,251)	$2,130,331,613
Affiliated investments, at value (identified cost, $198,085,540)	198,085,540
Receivable for investments sold	8,604,444
Dividends and interest receivable	6,087,062
Interest receivable from affiliated investment	142,920
Securities lending income receivable	807,072
Tax reclaims receivable	362,114
Total assets	$2,344,420,765
Liabilities
Collateral for securities loaned	$144,959,552
Payable for investments purchased	15,800,053
Payable to affiliate for investment adviser fee	1,062,761
Payable to affiliate for Trustees' fees	892
Accrued expenses	259,819
Total liabilities	$162,083,077
Net Assets applicable to investors' interest in Portfolio	$2,182,337,688
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,789,019,136
Net unrealized appreciation (computed on the basis of identified cost)	393,318,552
Total	$2,182,337,688

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends (net of foreign taxes, $4,288,380)	$40,530,435
Interest	255
Securities lending income, net	2,127,417
Interest income allocated from affiliated investment	699,881
Expenses allocated from affiliated investment	(90,517)
Total investment income	$43,267,471
Expenses
Investment adviser fee	$5,876,789
Trustees' fees and expenses	7,235
Custodian fee	378,260
Legal and accounting services	39,069
Miscellaneous	20,027
Total expenses	$6,321,380
Net investment income	$36,946,091
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$11,855,941
Foreign currency transactions	(73,943)
Net realized gain	$11,781,998
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(151,571,311)
Foreign currency	94,713
Net change in unrealized appreciation (depreciation)	$(151,476,598)
Net realized and unrealized loss	$(139,694,600)
Net decrease in net assets from operations	$(102,748,509)

See notes to financial statements

Dividend Builder Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$36,946,091	$41,727,216
Net realized gain from investment and foreign currency transactions	11,781,998	127,747,454
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(151,476,598)	160,405,568
Net increase (decrease) in net assets from operations	$(102,748,509)	$329,880,238
Capital transactions — Contributions	$651,140,096	$584,275,771
Withdrawals	(215,361,031)	(441,987,903)
Net increase in net assets from capital transactions	$435,779,065	$142,287,868
Net increase in net assets	$333,030,556	$472,168,106
Net Assets
At beginning of period	$1,849,307,132	$1,377,139,026
At end of period	$2,182,337,688	$1,849,307,132

See notes to financial statements

Dividend Builder Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.65	%(2)	0.67%	0.68%†	0.70%†	0.72%†	0.72%
Net investment income	3.76	%(2)	2.59%	2.87%	2.72%	3.16%	3.22%
Portfolio Turnover	72	%(3)	60%	76%	54%	59%	106%
Total Return	(5.31	)%(3)	23.32%	28.97%	20.68%	25.57%	26.44%
Net assets, end of period (000's omitted)	$2,182,338		$1,849,307	$1,377,139	$894,613	$625,639	$458,339

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been the same.

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Annualized.

(3)  Not annualized.

See notes to financial statements

Dividend Builder Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Dividend Builder Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to seek total return by investing principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. Under normal circumstances, the Portfolio invests at least 25% of its assets in equity securities of utilities companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2008, the Eaton Vance Dividend Builder Fund (the Fund) held a 99.8% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of

Dividend Builder Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, as amended by a fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio's average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $1.5 billion, 0.550% from $1.5 billion up to $2 billion, 0.500% from $2 billion up to $3 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended June 30, 2008, the Portfolio's adviser fee totaled $5,969,074 of which $92,285 was allocated from Cash Management and $5,876,789 was paid or accrued directly by the Portfolio. For the six months

Dividend Builder Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

ended June 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.61% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,881,096,391 and $1,413,416,068, respectively, for the six months ended June 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,935,264,343
Gross unrealized appreciation	$424,720,819
Gross unrealized depreciation	(31,568,009)
Net unrealized appreciation	$393,152,810

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $1,652,585 for the six months ended June 30, 2008. At June 30, 2008, the value of the securities loaned and the value of the collateral amounted to $141,467,242 and $144,959,552, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

8  Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective

Dividend Builder Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$1,900,755,497
Level 2	Other Significant Observable Inputs	427,661,656
Level 3	Significant Unobservable Inputs	—
Total		$2,328,417,153

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Eaton Vance Dividend Builder Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Dividend Builder Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Dividend Builder Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Dividend Builder Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Dividend Builder Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Dividend Builder Fund

OFFICERS AND TRUSTEES

Eaton Vance Dividend Builder Fund

Officers
Thomas E. Faust Jr.
President and Trustee
Michael A. Allison
Vice President
J. Scott Craig
Vice President
Gregory R. Greene
Vice President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert J. Milmore
Vice President
J. Bradley Ohlmuller
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

Eaton Vance Dividend Builder Fund

OFFICERS AND TRUSTEES CONT'D

Dividend Builder Portfolio

Officers
Duncan W. Richardson
President
Charles B. Gaffney
Vice President
Judith A. Saryan
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

Investment Adviser of Dividend Builder Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Dividend Builder Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Dividend Builder Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

159-8/08  UTSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 13, 2008

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 13, 2008